Ameritas Life Insurance Corp.
                               ("Ameritas Life")

                      Ameritas Variable Separate Account V
                              ("Separate Account")

                                 Supplement to:
                                 Overture Viva!
                          Prospectus Dated May 1, 2007
                    and Statement of Additional Information

                          Supplement Dated May 1, 2011

1. Subaccount underlying portfolios available as variable investment options for your Policy are:

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                              FUND NAME                                                 INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                          Portfolio Type / Summary of Investment Objective
----------------------------------------------------------------------- ---------------------------------------------------
                    American Century Investments                            American Century Investment Management, Inc.
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American Century VP Income & Growth Fund, Class I                       Capital growth; income is secondary.
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American Century VP Value Fund, Class I                                 Long-term capital growth; income is secondary.
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                 Calvert Variable Products, Inc.*                               Calvert Investment Management, Inc.
                                                                           (Named Calvert Asset Management Company, Inc.
                                                                                         prior to 4/30/11)
----------------------------------------------------------------------- ---------------------------------------------------
Calvert VP EAFE International Index Portfolio, Class I - World          Index:  MSCI EAFE Index.
Asset Management, Inc.
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Calvert VP Nasdaq 100 Index Portfolio - Summit Investment               Index:  Nasdaq 100 Index.
Advisors, Inc. ("Summit")
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Calvert VP Russell 2000 Small Cap Index Portfolio, Class I -            Index:  Russell 2000 Index.
Summit
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Calvert VP S&P 500 Index Portfolio - Summit                             Index:  S&P 500 Index.
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Calvert VP S&P MidCap 400 Index Portfolio, Class I - Summit             Index:  S&P MidCap 400 Index.
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Calvert VP SRI Large Cap Value Portfolio - No Subadviser                Long-term capital appreciation.
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                 Calvert Variable Series, Inc.*                                 Calvert Investment Management, Inc.
                                                                           (Named Calvert Asset Management Company, Inc.
                                                                                         prior to 4/30/11)
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Calvert VP Money Market Portfolio - No Subadviser                       Money market: current income.
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Calvert VP Small Cap Growth Portfolio - Eagle Asset                     Long-term capital appreciation.
Management, Inc.
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              Fidelity(R) Variable Insurance Products                         Fidelity Management & Research Company
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Fidelity(R) VIP Asset ManagerSM Portfolio, Initial Class 1,2,3,4        Total return.
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Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class 1,2,3            Long-term capital appreciation.
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Fidelity(R) VIP Equity-Income Portfolio, Initial Class 1,2,3            Index:  S&P 500 Index.
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Fidelity(R) VIP Growth Portfolio, Initial Class 1,2,3                   Capital Appreciation.
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Fidelity(R) VIP High Income Portfolio, Initial Class 1,2                Income and growth.
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Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class 1,4      Bond.
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Fidelity(R) VIP Mid Cap Portfolio, Initial Class 1,2,3                  Long-term growth.
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 Subadvisers: (1) Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International
   Investment Advisors (U.K.) Limited; (2) FMR Co., Inc., Fidelity Investments Japan Limited; (3) Fidelity Management &
                    Research (U.K.) Inc.; and (4) Fidelity Investments Money Management, Inc.
----------------------------------------------------------------------- ---------------------------------------------------
                 Third Avenue Variable Series Trust                                Third Avenue Management LLC
----------------------------------------------------------------------- ---------------------------------------------------
Third Avenue Value Portfolio                                            Long-term capital appreciation.
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*  These funds are part of and their investment adviser and Summit are indirect subsidiaries of the UNIFI (R) Mutual Holding
Company (UNIFI (R)), the ultimate parent of Ameritas Life.  Also, Calvert Investment Distributors, Inc., an indirect subsidiary of UNIFI (R), is the underwriter for these funds.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2010.

3. The prospectus sections on systematic transfer programs (Dollar Cost Averaging, Portfolio Rebalancing, and Earnings Sweep) are revised by deleting the phrase "or by Internet when available" each time it appears in that section. We currently do not process Internet instructions for systematic programs, although the Internet may be used for other Policy communications, as stated in the Transfers section of your prospectus.

4. In the Asset Allocation Program section of the prospectus, the reference to "AIC's Form ADV Part II" is deleted and replaced with "AIC's Form ADV
     Part 2A, Appendix 1."

5. In the prospectus and the Statement of Additional Information ("SAI"), references to our affiliate, Summit Investment Advisors, Inc., are revised to the short cite "Summit."

6. In the Asset Allocation Program section of the prospectus and in the SAI, the name of our affiliate, which is the adviser of the Calvert Funds, is changed to Calvert Investment Management, Inc. (named Calvert Asset Management Company, Inc. prior to April 30, 2011). References to Calvert Investment Management, Inc. are revised to the short cite "CIM."

7.   The SAI ASSET ALLOCATION PROGRAM text is revised as follows:
     a. In the Asset Allocation Program Models section, the sentence "First, SIA performs an optimization analysis to determine the breakdown of asset classes." is deleted and replaced with the following:
               First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations.
     b. In the second paragraph of the Periodic Updates of the Models and Notices of Updates section, the sentence "This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing)." is deleted and replaced with the following:
               This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model when your next automatic quarterly rebalancing occurs.
     c. In the first paragraph on Potential Conflicts of Interest, the sentence "SIA analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection, allocation weighting, and periodic updates regarding portfolios in the models." is deleted and replaced with the following:
               Summit analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection of specific funds and periodic updates regarding portfolios in the models. In developing these recommendations, Summit consults with unaffiliated third parties to obtain information on asset class-level allocation weightings and the impact of the models on insurance reserves.


All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.

    If you do not have a current prospectus, please contact Ameritas Life at
                                1-800-745-1112.